Qualified Affordable Housing Project Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments in Affordable Housing Projects [Abstract]
Investment for qualified affordable housing projects included in other assets	$ 2,177,000	$ 1,839,000
Unfunded commitments related to the investments in qualified affordable housing projects	2,195,000	1,772,000
Recognized amortization expense included in pretax income	240,000	202,000
Recognized tax credits and other benefits from its investment in affordable housing tax credits	168,000	141,000
Impairment losses related to its investment in qualified affordable housing projects	$ 0	$ 0